Note 14 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Activity [Table Text Block]
	2023
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	9,122	$13.30
Granted	45,000	18.00
Vested	(9,122)	13.30
Forfeited	-	-
Unvested at the end of the year	45,000	$18.00

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	2023
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	195,936	$11.24	3.5
Granted	132,500	18.00	9.3
Exercised	(104,403)	9.65	-
Forfeited	-	-	-
Outstanding at the end of the period	224,033	$15.98	8.6
Exercisable at the end of the period	91,533	$13.30	4.4